LONG-TERM INCENTIVE PLANS - Stock option activity (Details) - Stock options	12 Months Ended
Dec. 31, 2019 Options R$ / shares
Number of shares
Balance, beginning of year | Options	15,480
Options Forfeited | Options	(15,480)
Average exercise price in the year
Beginning of year | R$ / shares	R$ 16.72
Options Forfeited | R$ / shares	R$ 16.72